November 4, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 02549

Re:	EntrepreneurShares Series Trust — File Nos.: 333-168040 and 811-22436
Registration Statement on Form N-1A — Pre-Effective Amendment No. 2

Ladies and Gentlemen:

On behalf of EntrepreneurShares Series Trust (the “Trust”), we are filing, pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Pre-Effective Amendment No. 2 to the Trust’s registration statement on Form N-1A (the “Amendment”) with respect to shares of its series, EntrepreneurShares Global FundTM (the “Fund”).  The Fund filed its registration statement with the Securities and Exchange Commission (the “SEC”) on July 9, 2010 (Accession No. 0001144204-10-037267), and filed Pre-Effective Amendment No. 1 to the registration statement with the SEC on October 25, 2010 (Accession No. 0000898432-10-001376).

The Trust is filing the Amendment to: (1) respond to comments on Pre-Effective Amendment No. 1 received from the staff of the SEC by telephone on October 27, 2010 and November 2, 2010; and (2) include financial statements, exhibits and other information not included in Pre-Effective Amendment No. 1.  The Amendment is marked to show changes made to Pre-Effective Amendment No. 1.

If you have any questions concerning the foregoing, please contact me at (617) 261-3240.

Sincerely,

/s/ George P. Attisano
George P. Attisano

Cc:	Joel M. Shulman
David Cragg
George J. Zornada